Cash and Cash Equivalents and Short-Term Deposits (Tables)	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents and Short-Term Deposits [Abstarct]
Schedule of Cash and Cash Equivalents and Short-Term Deposits
($000s)	June 30, 2023	December 31, 2022
Cash and cash equivalents	202,642	46,150
Short-term deposits	-	81,690
	202,642	127,840